Shareholder Report, Holdings (Details) - C000169915	Oct. 31, 2024
Nigeria
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guatemala
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.70%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.40%